Analysis of performance by segment - Investment return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of operating segments
Realised (losses) gains on loans	$ (2)
Interest income	2,570	$ 1,997	$ 1,636
Dividends	1,496	1,257	978
Other investment returns (including foreign exchange gains and losses)	(259)	(149)	(88)
Investment return from continuing operations	3,486	13,762	14,961
Realized gains and losses on investments recognised in the income statement	6,000	4,900	(2,000)
Interest income for financial assets not at fair value through profit or loss	280	257	292
Securities
Analysis of operating segments
Realised and unrealised (losses) gains on investments at fair value through profit or loss	624	9,741	11,683
Derivatives
Analysis of operating segments
Realised and unrealised (losses) gains on investments at fair value through profit or loss	$ (943)	$ 916	$ 752